Details to the consolidated cash flow statements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Non-cash change in provisions and other non-current liabilities	$ 876	$ 160	$ 956
Gains on disposal and other adjustments on property, plant and equipment, intangible assets, financial assets, and other non-current assets, net	(900)	(1,043)	(935)
Equity-based and settled compensation expense	759	683	671
Income from associated companies	(6,438)	(1,108)	(703)
Income tax expense	1,221	1,296	1,119
Net financial expense	772	738	1,154
Reversal of non-cash items and other adjustments	3,171	7,058	8,437
Property, plant and equipment
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	2,021	1,677	1,591
Intangible assets
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	4,871	4,399	4,452
Financial assets impaired [member]
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	$ (11)	$ 256	$ 132